Exhibit 99.1

World Omni Auto Receivables Trust 2015-A
Monthly Servicer Certificate
January 31, 2017

Dates Covered
Collections Period	01/01/17 - 01/31/17
Interest Accrual Period	01/17/17 - 02/14/17
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/16	294,885,609.09	18,701
Yield Supplement Overcollateralization Amount 12/31/16	7,397,542.14	0
Receivables Balance 12/31/16	302,283,151.23	18,701
Principal Payments	13,286,717.17	580
Defaulted Receivables	535,471.80	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/17	6,931,244.81	0
Pool Balance at 01/31/17	281,529,717.45	18,089

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	38.30%

Prepayment ABS Speed	1.47%

Overcollateralization Target Amount	12,668,837.29
Actual Overcollateralization	12,668,837.29

Weighted Average APR	3.99%
Weighted Average APR, Yield Adjusted	5.47%
Weighted Average Remaining Term	43.91

Delinquent Receivables:
Past Due 31-60 days	5,860,599.70	330
Past Due 61-90 days	1,802,366.59	105
Past Due 91-120 days	195,561.18	12
Past Due 121+ days	0.00	0
Total	7,858,527.47	447

Total 31+ Delinquent as % Ending Pool Balance	2.79%

Recoveries	329,256.29

Aggregate Net Losses/(Gains) - January 2017	206,215.51

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.82%
Prior Net Losses Ratio	1.13%
Second Prior Net Losses Ratio	1.24%
Third Prior Net Losses Ratio	0.96%
Four Month Average	1.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.17%

Flow of Funds	$ Amount

Collections	14,637,085.99
Advances	(766.68)
Investment Earnings on Cash Accounts	5,114.06
Servicing Fee	(251,902.63)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	14,389,530.74

Distributions of Available Funds
(1) Class A Interest	326,773.18
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	86,039.23
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	12,668,837.29
(7) Distribution to Certificateholders	1,282,704.04
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	14,389,530.74

Servicing Fee	251,902.63
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 01/17/17	281,615,756.68
Principal Paid	12,754,876.52
Note Balance @ 02/15/17	268,860,880.16

Class A-1
Note Balance @ 01/17/17	0.00
Principal Paid	0.00
Note Balance @ 02/15/17	0.00
Note Factor @ 02/15/17	0.0000000%

Class A-2a
Note Balance @ 01/17/17	0.00
Principal Paid	0.00
Note Balance @ 02/15/17	0.00
Note Factor @ 02/15/17	0.0000000%

Class A-2b
Note Balance @ 01/17/17	0.00
Principal Paid	0.00
Note Balance @ 02/15/17	0.00
Note Factor @ 02/15/17	0.0000000%

Class A-3
Note Balance @ 01/17/17	182,395,756.68
Principal Paid	12,754,876.52
Note Balance @ 02/15/17	169,640,880.16
Note Factor @ 02/15/17	83.1572942%

Class A-4
Note Balance @ 01/17/17	84,410,000.00
Principal Paid	0.00
Note Balance @ 02/15/17	84,410,000.00
Note Factor @ 02/15/17	100.0000000%

Class B
Note Balance @ 01/17/17	14,810,000.00
Principal Paid	0.00
Note Balance @ 02/15/17	14,810,000.00
Note Factor @ 02/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	351,950.18
Total Principal Paid	12,754,876.52
Total Paid	13,106,826.70

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.76833%
Coupon	1.04833%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	203,675.26
Principal Paid	12,754,876.52
Total Paid to A-3 Holders	12,958,551.78

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4983577
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.0607693
Total Distribution Amount	18.5591270

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9984081
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	62.5239045
Total A-3 Distribution Amount	63.5223126

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	6.75
Noteholders' Principal Distributable Amount	993.25

Account Balances	$ Amount

Advances
Balance as of 12/31/16	71,116.78
Balance as of 01/31/17	70,350.10
Change	(766.68)

Reserve Account
Balance as of 01/17/17	1,806,189.65
Investment Earnings	642.39
Investment Earnings Paid	(642.39)
Deposit/(Withdrawal)	-
Balance as of 02/15/17	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65